Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net income	$ 86,664	$ 405,460	$ 124,002
Non-cash items:
Depreciation and amortization	571,825	509,500	422,904
Amortization of in-process revenue contracts	(28,109)	(30,085)	(40,939)
Unrealized (gain) loss on derivative instruments	(145,116)	51,910	267,830
Loss (gain) on sale of vessels and equipment	66,450	2,431	(8,750)
Asset impairments and loan loss provisions	45,796	67,744	(2,521)
Equity income, net of dividends received	(47,563)	3,203	(94,726)
Income tax expense (recovery)	24,468	(16,767)	10,173
Unrealized foreign exchange gain and other	53,336	(142,416)	(217,908)
Change in operating assets and liabilities (note 16)	38,333	(12,291)	60,631
Expenditures for dry docking	(45,964)	(68,380)	(74,379)
Net operating cash flow	620,120	770,309	446,317
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	2,075,014	2,452,878	3,365,045
Prepayments of long-term debt	(1,872,573)	(554,831)	(1,331,469)
Scheduled repayments of long-term debt	(967,146)	(1,040,292)	(1,291,322)
Repayments of capital lease obligations	(21,595)	(4,423)	(479,115)
(Increase) decrease in restricted cash	(49,079)	(21,005)	380,953
Net proceeds from equity issuances of subsidiaries (note 4)	327,419	575,368	452,061
Net proceeds from equity issuance of Teekay Corporation	105,462	0	0
Equity contribution by joint venture partner	750	5,500	27,267
Issuance of Common Stock upon exercise of stock options	0	1,217	55,165
Distribution from subsidiaries to non-controlling interests	(136,151)	(360,392)	(360,820)
Cash dividends paid	(17,406)	(125,881)	(91,004)
Other financing activities	0	(3,682)	0
Net financing cash flow	(555,305)	924,457	726,761
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(648,326)	(1,795,901)	(994,931)
Proceeds from sale of vessels and equipment	252,656	20,472	180,638
Proceeds from sale-lease back of vessels	355,306	0	0
Purchase of SPT (net of cash acquired of $377)	0	(46,961)	0
Purchase of ALP (net of cash acquired of $294)	0	0	(2,322)
Purchase of Logitel (net of cash acquired of $8,089)	0	0	4,090
Increase in restricted cash	0	(34,290)	0
Recovery in term loans	0	0	4,814
Investment in equity-accounted investees	(61,885)	(40,595)	(79,602)
(Advances to) loan repayments from equity-accounted investees	(96,823)	53,173	(87,130)
Direct financing lease payments received	23,535	20,824	22,856
Investment in cost accounted investment	0	0	(25,000)
Other investing activities	324	0	(4,247)
Net investing cash flow	(175,213)	(1,823,278)	(980,834)
(Decrease) increase in cash and cash equivalents	(110,398)	(128,512)	192,244
Cash and cash equivalents, beginning of the year	678,392	806,904	614,660
Cash and cash equivalents, end of the year	$ 567,994	$ 678,392	$ 806,904